ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details)				12 Months Ended
	Dec. 20, 2019 USD ($) oz	Mar. 19, 2019 USD ($)	Feb. 14, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge				$ 287,800,000	$ 0
Assets classified as held for sale				45,600,000	0
Expense arising from exploration for and evaluation of mineral resources				34,500,000	39,200,000
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Contingent consideration receivable				12,000,000
Impairment loss				36,300,000
Consideration receivable upon acquisition-date, fair value				25,000,000
Consideration receivable after acquisition-date, fair value				2,500,000
Impairment charge				9,400,000	0
Carrying amount of investment				(38,900,000)
Loan receivable amount				(10,000,000)
Assets classified as held for sale				45,600,000
Sadiola | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations	82.00%
Total assets, consideration received	$ 105,000,000
Cash consideration receivable upon fulfillment or waiver of transaction conditions	50,000,000
Contingent consideration receivable	$ 5,000,000
Contingent consideration, payment term	8 days
Dividend payables	$ 15,000,000
Sadiola | AngloGold Ashanti Limited (AGA) | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received	52,500,000
Sadiola | IAMGOLD CORP | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Total assets, consideration received	52,500,000
Yatela
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Impairment charge				5,300,000	0
Investments in joint ventures						$ (13,200,000)
Losses recognised in profit or loss		$ 5,300,000
Liabilities included in disposal groups classified as held for sale				$ (18,500,000)	$ 0	$ (18,500,000)
Yatela | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Percent of participation in mine operations			80.00%
Exploration and evaluation assets, consideration received			$ 1
Expense arising from exploration for and evaluation of mineral resources			$ 18,500,000
Trigger One | Sadiola | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Contingent consideration receivable upon completion of production milestone	$ 25,000,000
Contingent consideration receivable, production milestone | oz	250,000
Trigger Two | Sadiola | Disposals of assets
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Contingent consideration receivable upon completion of production milestone	$ 25,000,000
Contingent consideration receivable, production milestone | oz	250,000